Convertible Debentures - Schedule of Convertible Debentures (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Jeffrey Gardner [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	6.00%
Debt instrument maturity date	Sep. 15, 2021
James Marsh [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	6.00%
Debt instrument maturity date	Sep. 15, 2021
Roger Ponder [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	10.00%
Debt instrument maturity date	Sep. 30, 2023
Herald Investment [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	18.00%
Debt instrument maturity date	Mar. 25, 2025
Debt instrument debt discount	$ 282,945
Kings Wharf [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	18.00%
Debt instrument maturity date	Mar. 25, 2025
Debt instrument debt discount	$ 181,894
Mast Hill Fund, L.P. [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	Dec. 07, 2024
Debt instrument debt discount	$ 407,890
FirstFire Global Opportunities Fund, LLC [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	Dec. 11, 2024
Debt instrument debt discount	$ 206,666
Mark Munro 1996 Charitable Remainder UniTrust [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	9.00%
Debt instrument maturity date	Apr. 30, 2024
FJ Vulis and Associates LLC [Member]
Schedule of Convertible Debentures [Line Items]
Debt instrument, interest rate	12.00%
Debt instrument maturity date	May 11, 2023